Cover	Dec. 02, 2022
Cover [Abstract]
Entity Registrant Name	CROWN EQUITY HOLDINGS INC.
Entity Central Index Key	0001103833
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Dec. 02, 2022
Entity File Number	0-29935
Entity Tax Identification Number	33-0677140
Entity Address City Or Town	Las Vegas
Entity Incorporation State Country Code	NV
Entity Address Postal Zip Code	89141
City Area Code	702
Local Phone Number	683-8946
Entity Address Address Line 1	11226 Pentland Downs
Entity Address State Or Province	NV